Provisions	6 Months Ended
Jun. 30, 2025
Provisions [Abstract]
PROVISIONS
13	PROVISIONS

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year/period	494,280	441,353	104,767
Add: Provision for warranty during the year/period	202,929	235,165	55,823
Less: Unclaimed warranty during the year/period	(255,856)	(261,062)	(61,970)
As at end of the year/period	441,353	415,456	98,620

The Group provides a one-year warranty on all food kiosk ordering machines and power bank charging station sold, covering defects in materials and workmanship. The Group anticipates the utilization of provision within one year, any unutilized provision for warranty will be adjusted toward year end of each reporting period.